Document And Entity Information	Feb. 17, 2026
Document Information [Line Items]
Entity, Registrant Name	SKYLINE BANKSHARES, INC.
Document, Type	8-K
Document, Period End Date	Feb. 17, 2026
Entity, Incorporation, State or Country Code	VA
Entity, File Number	333-209052
Entity, Tax Identification Number	47-5486027
Entity, Address, Address Line One	212 East Main Street
Entity, Address, City or Town	Floyd
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24091
City Area Code	540
Local Phone Number	745-4191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001657642